Other Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY
Other Non Operating Income Expense [Line Items]
Gain on bargain purchase (Note 4)					9,654
Gain on disposal of a subsidiary					14,332
Foreign exchange gain	374		2,322		220
Government subsidy	153		946		150
Others	317		1,970		1,298		451
Other income	$ 844	[1]	5,238	[1]	25,654	[1]	451	[1]

[1]	Other income from related parties - 12,013 - -